SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
– Sale of goods	$ 714,606		$ 2,558,933
– Services	1,483,102		1,892,451
Resorts sub-total	2,197,708		4,451,384
– Digital	904,803	1,295,759	5,911,423
– In-Person	3,825,379	4,085,729	2,462,425
Academy sub-total	4,730,182	5,381,488	8,373,848
– Digital
– In-Person	1,459,332	2,200,474	9,712,312
School sub-total	1,459,332	2,200,474	9,712,312
Total Revenue	$ 8,387,222	$ 7,581,962	$ 22,537,544